Condensed Statement of Cash Flows - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income	$ (8,000)	$ 4,009,173
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		(5,160,000)
Financing costs — derivative warrant liabilities		575,330
Income from investments held in Trust Account		(8,727)
Changes in operating assets and liabilities:
Prepaid expenses	8,000	(1,024,215)
Accounts payable		400,000
Accrued expenses		59,482
Net cash used in operating activities		(1,148,957)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(325,000,000)
Net cash used in investing activities		(325,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		81,243
Repayment of note payable to related party		(129,181)
Proceeds received from initial public offering		325,000,000
Proceeds received from private placement		8,500,000
Offering costs paid		(6,970,259)
Net cash provided by financing activities		326,481,803
Net increase in cash		332,846
Cash — beginning of the period
Cash — end of the period		332,846
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in accrued expenses	25,000
Offering costs included in accrued expenses		104,505
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Offering costs paid by related party under note payable		47,937
Deferred underwriting commissions in connection with the initial public offering		11,375,000
Initial value of Class A ordinary shares subject to possible redemption		309,904,680
Change in value of Class A ordinary shares subject to possible redemption		$ (11,665,880)